American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2022

Government Bond - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 51.3%
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	7,191,627
U.S. Treasury Bonds, 4.375%, 2/15/38	2,100,000	2,446,090
U.S. Treasury Bonds, 3.50%, 2/15/39	2,500,000	2,613,770
U.S. Treasury Bonds, 1.125%, 5/15/40	500,000	348,340
U.S. Treasury Bonds, 1.875%, 2/15/41	1,400,000	1,098,590
U.S. Treasury Bonds, 2.25%, 5/15/41	3,000,000	2,504,531
U.S. Treasury Bonds, 3.75%, 8/15/41	500,000	525,762
U.S. Treasury Bonds, 2.00%, 11/15/41	7,900,000	6,277,414
U.S. Treasury Bonds, 3.125%, 11/15/41	1,800,000	1,729,195
U.S. Treasury Bonds, 2.375%, 2/15/42	2,000,000	1,696,563
U.S. Treasury Bonds, 3.125%, 2/15/42	2,500,000	2,395,801
U.S. Treasury Bonds, 3.00%, 5/15/42	8,000,000	7,506,250
U.S. Treasury Bonds, 3.25%, 5/15/42	5,000,000	4,881,250
U.S. Treasury Bonds, 2.75%, 11/15/42	3,100,000	2,778,496
U.S. Treasury Bonds, 2.875%, 5/15/43	3,500,000	3,194,570
U.S. Treasury Bonds, 3.125%, 8/15/44	2,000,000	1,896,250
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	3,246,660
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,818,438
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	424,355
U.S. Treasury Bonds, 2.75%, 11/15/47	2,000,000	1,792,656
U.S. Treasury Bonds, 3.375%, 11/15/48(1)	6,500,000	6,607,402
U.S. Treasury Bonds, 2.25%, 8/15/49	4,500,000	3,694,395
U.S. Treasury Bonds, 2.375%, 11/15/49	6,500,000	5,493,008
U.S. Treasury Bonds, 1.875%, 2/15/51	500,000	375,293
U.S. Treasury Bonds, 2.375%, 5/15/51	7,000,000	5,911,992
U.S. Treasury Bonds, 2.00%, 8/15/51	1,500,000	1,159,980
U.S. Treasury Bonds, 1.875%, 11/15/51	486,000	364,804
U.S. Treasury Bonds, 2.25%, 2/15/52	6,400,000	5,269,000
U.S. Treasury Bonds, 2.875%, 5/15/52	2,000,000	1,889,531
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	401,280	469,087
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	639,735	585,517
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	562,260	444,855
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	5,631,725	5,547,473
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,172,070	1,164,693
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	575,875	580,334
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	6,257,700	5,945,423
U.S. Treasury Notes, 1.50%, 3/31/23(1)	2,000,000	1,981,089
U.S. Treasury Notes, 1.50%, 10/31/24	5,000,000	4,831,836
U.S. Treasury Notes, 1.50%, 2/15/25	25,000,000	24,032,226
U.S. Treasury Notes, 1.125%, 2/28/25	6,000,000	5,711,719
U.S. Treasury Notes, 1.75%, 3/15/25	15,000,000	14,503,711
U.S. Treasury Notes, 2.625%, 4/15/25	13,000,000	12,860,352
U.S. Treasury Notes, 2.75%, 5/15/25	2,500,000	2,481,055
U.S. Treasury Notes, 2.875%, 6/15/25	3,000,000	2,988,281
U.S. Treasury Notes, 0.25%, 7/31/25	5,000,000	4,591,504
U.S. Treasury Notes, 3.00%, 9/30/25	5,000,000	4,994,141
U.S. Treasury Notes, 0.50%, 2/28/26	3,000,000	2,735,039
U.S. Treasury Notes, 1.25%, 11/30/26	15,000,000	13,891,113
U.S. Treasury Notes, 1.875%, 2/28/27(1)	44,000,000	41,769,922

U.S. Treasury Notes, 2.625%, 5/31/27	43,000,000	42,192,070
U.S. Treasury Notes, 1.875%, 2/28/29	2,500,000	2,324,121
U.S. Treasury Notes, 2.375%, 3/31/29	9,000,000	8,616,621
U.S. Treasury Notes, 2.875%, 4/30/29	31,500,000	31,135,781
U.S. Treasury Notes, 1.875%, 2/15/32	21,000,000	19,027,969
U.S. Treasury Notes, 2.875%, 5/15/32	10,500,000	10,383,516
U.S. Treasury Notes, VRN, 1.79%, (3-month USBMMY plus 0.03%), 7/31/23	10,000,000	10,023,075
U.S. Treasury Notes, VRN, 1.79%, (3-month USBMMY plus 0.04%), 10/31/23	5,000,000	5,012,592
TOTAL U.S. TREASURY SECURITIES (Cost $382,003,189)		367,957,128
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 33.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 2.39%, (1-year H15T1Y plus 2.25%), 9/1/35	216,460	223,567
FHLMC, VRN, 2.69%, (12-month LIBOR plus 1.87%), 7/1/36	178,551	183,417
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	365,156	378,331
FHLMC, VRN, 2.50%, (1-year H15T1Y plus 2.26%), 4/1/37	192,908	199,069
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 12/1/42	214,550	216,637
FHLMC, VRN, 1.87%, (12-month LIBOR plus 1.62%), 11/1/43	1,251,533	1,268,665
FHLMC, VRN, 2.90%, (12-month LIBOR plus 1.63%), 1/1/44	606,193	605,992
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.60%), 6/1/45	265,416	271,833
FHLMC, VRN, 2.10%, (12-month LIBOR plus 1.62%), 9/1/45	793,188	803,375
FNMA, VRN, 2.33%, (6-month LIBOR plus 1.57%), 6/1/35	135,388	139,196
FNMA, VRN, 2.45%, (6-month LIBOR plus 1.57%), 6/1/35	218,296	224,382
FNMA, VRN, 2.54%, (6-month LIBOR plus 1.57%), 6/1/35	286,177	294,099
FNMA, VRN, 2.70%, (6-month LIBOR plus 1.57%), 6/1/35	173,654	178,450
FNMA, VRN, 1.95%, (6-month LIBOR plus 1.54%), 9/1/35	258,071	264,669
FNMA, VRN, 2.68%, (12-month LIBOR plus 1.61%), 4/1/46	473,831	484,127
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	259,288	257,320
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	388,579	384,978
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 11/20/32	59,899	58,903
GNMA, VRN, 2.25%, (1-year H15T1Y plus 2.00%), 10/20/34	204,451	201,223
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 12/20/34	91,503	89,958
GNMA, VRN, 2.63%, (1-year H15T1Y plus 1.50%), 3/20/35	142,473	141,795
GNMA, VRN, 1.625%, (1-year H15T1Y plus 1.50%), 7/20/35	260,394	259,236
GNMA, VRN, 2.63%, (1-year H15T1Y plus 1.50%), 3/20/36	415,769	421,338
GNMA, VRN, 1.75%, (1-year H15T1Y plus 1.50%), 11/20/36	167,822	166,459
		7,717,019
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 32.0%
FHLMC, 5.50%, 4/1/38	831,478	894,382
FHLMC, 2.50%, 3/1/42	5,952,641	5,480,404
FHLMC, 3.00%, 2/1/43	3,327,293	3,182,246
FHLMC, 2.50%, 10/1/50	2,943,045	2,655,519
FHLMC, 2.50%, 5/1/51	10,139,915	9,173,727
FHLMC, 3.00%, 7/1/51	6,042,237	5,674,685
FHLMC, 2.00%, 8/1/51	6,863,234	5,977,647
FHLMC, 2.50%, 10/1/51	1,792,225	1,624,555
FHLMC, 3.00%, 12/1/51	32,751	29,776
FHLMC, 2.50%, 1/1/52	3,046,842	2,746,124
FHLMC, 3.50%, 5/1/52	5,406,953	5,207,967
FHLMC, 3.50%, 5/1/52	2,101,862	2,027,663
FHLMC, 4.00%, 5/1/52	8,364,084	8,304,696
FHLMC, 4.00%, 5/1/52	3,705,694	3,666,574
FHLMC, 4.00%, 6/1/52	2,190,265	2,163,750
FNMA, 6.00%, 12/1/33	580,624	633,628
FNMA, 3.50%, 3/1/34	484,486	483,687

FNMA, 5.50%, 8/1/34	866,531	929,353
FNMA, 5.50%, 1/1/36	941,986	1,010,806
FNMA, 2.00%, 6/1/36	12,857,158	12,019,184
FNMA, 3.00%, 4/1/37	10,688,879	10,484,826
FNMA, 6.00%, 9/1/37	228,174	250,058
FNMA, 6.00%, 11/1/37	1,108,763	1,215,451
FNMA, 4.50%, 4/1/39	263,537	272,180
FNMA, 4.50%, 5/1/39	738,316	762,544
FNMA, 6.50%, 5/1/39	586,310	635,290
FNMA, 4.50%, 10/1/39	1,322,906	1,366,324
FNMA, 4.50%, 6/1/41	1,184,213	1,221,415
FNMA, 4.00%, 8/1/41	975,528	987,274
FNMA, 4.50%, 9/1/41	589,875	607,515
FNMA, 3.50%, 10/1/41	935,073	919,738
FNMA, 4.00%, 12/1/41	2,679,146	2,711,337
FNMA, 2.50%, 3/1/42	5,534,243	5,095,201
FNMA, 3.50%, 5/1/42	1,043,763	1,026,190
FNMA, 2.50%, 6/1/42	4,657,587	4,267,931
FNMA, 3.50%, 6/1/42	979,229	962,583
FNMA, 3.50%, 9/1/42	772,516	759,417
FNMA, 4.00%, 11/1/45	651,591	655,292
FNMA, 4.00%, 2/1/46	1,729,468	1,741,992
FNMA, 4.00%, 4/1/46	2,427,815	2,444,880
FNMA, 3.50%, 2/1/47	2,654,379	2,596,387
FNMA, 3.00%, 6/1/51	7,340,043	6,948,947
FNMA, 4.00%, 8/1/51	2,340,119	2,311,833
FNMA, 2.50%, 12/1/51	2,949,602	2,659,205
FNMA, 2.50%, 1/1/52	3,054,602	2,753,118
FNMA, 3.00%, 2/1/52	11,096	10,102
FNMA, 3.00%, 2/1/52	39,202	35,927
FNMA, 2.00%, 3/1/52	12,188,249	10,595,808
FNMA, 2.50%, 3/1/52	5,823,567	5,259,483
FNMA, 3.50%, 4/1/52	1,135,858	1,094,770
FNMA, 4.00%, 4/1/52	2,389,453	2,374,382
FNMA, 3.50%, 5/1/52	3,531,018	3,431,679
FNMA, 4.00%, 5/1/52	3,356,177	3,315,584
FNMA, 4.00%, 5/1/52	5,368,530	5,315,464
FNMA, 4.00%, 6/1/52	5,439,870	5,374,016
FNMA, 4.00%, 6/1/57	788,122	792,745
FNMA, 4.00%, 11/1/59	786,362	788,007
GNMA, 4.00%, TBA	11,250,000	11,204,077
GNMA, 4.50%, TBA	14,200,000	14,413,000
GNMA, 6.00%, 1/20/39	143,847	157,483
GNMA, 4.00%, 12/15/40	422,800	429,220
GNMA, 3.50%, 6/20/42	2,297,144	2,281,298
GNMA, 3.50%, 7/20/42	1,754,801	1,742,695
GNMA, 3.50%, 2/20/51	725,196	709,615
GNMA, 3.50%, 6/20/51	1,849,971	1,801,166
GNMA, 2.50%, 9/20/51	5,920,088	5,440,680
GNMA, 2.50%, 1/20/52	5,860,042	5,382,031
UMBS, 2.50%, TBA	6,000,000	5,397,656
UMBS, 4.50%, TBA	12,300,000	12,350,449
		229,240,638
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $242,552,599)		236,957,657

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	5,319,620	4,728,155
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D SEQ, 2.00%, 7/25/31	4,281,612	4,025,526
		8,753,681
U.S. Government Agency Collateralized Mortgage Obligations — 8.3%
FHLMC, Series 2812, Class MF, VRN, 1.77%, (1-month LIBOR plus 0.45%), 6/15/34	1,240,018	1,240,047
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	430,304	433,721
FHLMC, Series 3153, Class FJ, VRN, 1.25%, (1-month LIBOR plus 0.38%), 5/15/36	985,124	982,572
FHLMC, Series 3397, Class GF, VRN, 1.82%, (1-month LIBOR plus 0.50%), 12/15/37	431,396	431,721
FHLMC, Series 3417, Class FA, VRN, 1.82%, (1-month LIBOR plus 0.50%), 11/15/37	802,510	803,884
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	3,209,334	3,224,246
FHLMC, Series K039, Class A2 SEQ, 3.30%, 7/25/24	12,510,000	12,488,371
FHLMC, Series K041, Class A2 SEQ, 3.17%, 10/25/24	15,000,000	14,921,606
FHLMC, Series K043, Class A2 SEQ, 3.06%, 12/25/24	2,706,000	2,680,510
FHLMC, Series KF32, Class A, VRN, 1.49%, (1-month LIBOR plus 0.37%), 5/25/24	135,347	135,206
FHLMC, Series KJ25, Class A2 SEQ, 2.61%, 1/25/26	2,329,758	2,285,220
FNMA, Series 2005-103, Class FP, VRN, 1.92%, (1-month LIBOR plus 0.30%), 10/25/35	1,033,483	1,027,933
FNMA, Series 2009-89, Class FD, VRN, 2.22%, (1-month LIBOR plus 0.60%), 5/25/36	535,132	538,379
FNMA, Series 2016-11, Class FB, VRN, 1.35%, (1-month LIBOR plus 0.55%), 3/25/46	1,361,454	1,356,019
FNMA, Series 2016-M13, Class FA, VRN, 1.60%, (1-month LIBOR plus 0.67%), 11/25/23	103,595	103,732
FNMA, Series 2016-M2, Class FA, VRN, 1.78%, (1-month LIBOR plus 0.85%), 1/25/23	171,033	171,101
FNMA, Series 2017-M3, Class A2 SEQ, VRN, 2.56%, 12/25/26	7,247,586	6,984,668
GNMA, Series 2007-5, Class FA, VRN, 1.74%, (1-month LIBOR plus 0.14%), 2/20/37	325,641	324,760
GNMA, Series 2008-18, Class FH, VRN, 2.20%, (1-month LIBOR plus 0.60%), 2/20/38	600,093	600,207
GNMA, Series 2010-14, Class QF, VRN, 1.96%, (1-month LIBOR plus 0.45%), 2/16/40	1,633,329	1,634,463
GNMA, Series 2021-151, Class AB SEQ, 1.75%, 2/16/62	4,408,992	3,919,894
GNMA, Series 2021-164, Class AH SEQ, 1.50%, 10/16/63	3,939,346	3,356,126
		59,644,386
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $71,166,095)		68,398,067
ASSET-BACKED SECURITIES — 7.3%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 2.20%, (1-month LIBOR plus 0.58%), 11/25/71	6,264,192	6,058,128
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A SEQ, 2.06%, 1/25/72	902,305	807,541
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 2.32%, (1-month LIBOR plus 0.70%), 1/25/72	5,481,357	5,322,161
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 2.67%, (1-month LIBOR plus 1.05%), 5/25/67(2)	979,523	959,157
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 2.77%, (1-month LIBOR plus 1.15%), 11/25/69(2)	1,435,633	1,404,427
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 2.19%, (1-month LIBOR plus 0.57%), 11/25/70(2)	5,473,098	5,291,675
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 2.19%, (1-month LIBOR plus 0.57%), 8/25/61	6,487,181	6,243,807
Navient Student Loan Trust, Series 2021-2A, Class A1A SEQ, 1.68%, 2/25/70(2)	477,181	422,872
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 2.22%, (1-month LIBOR plus 0.60%), 12/26/69(2)	623,939	603,955
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 1.95%, (3-month LIBOR plus 0.45%), 8/23/36(2)	5,861,927	5,674,617
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 2.19%, (1-month LIBOR plus 0.57%), 9/25/61	6,154,504	6,000,709
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 2.19%, (1-month LIBOR plus 0.57%), 10/25/61	6,528,965	6,322,102
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 2.15%, (1-month LIBOR plus 0.53%), 5/25/70(2)	7,148,266	6,946,087
TOTAL ASSET-BACKED SECURITIES (Cost $53,837,111)		52,057,238
U.S. GOVERNMENT AGENCY SECURITIES — 2.5%
FNMA, 6.625%, 11/15/30	13,000,000	16,075,463
Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	1,787,254
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $17,717,070)		17,862,717

MUNICIPAL SECURITIES — 0.4%
Pasadena Rev., 4.625%, 5/1/38, Prerefunded at 100% of Par(3) (Cost $2,983,207)	2,665,000	2,755,296
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $136,114), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $132,927)		132,922
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $811,078), at 1.44%, dated 6/30/22, due 7/1/22 (Delivery value $795,032)		795,000
TOTAL SHORT-TERM INVESTMENTS (Cost $927,922)		927,922
TOTAL INVESTMENT SECURITIES — 104.3% (Cost $771,187,193)		746,916,025
OTHER ASSETS AND LIABILITIES — (4.3)%		(30,506,452)
TOTAL NET ASSETS — 100.0%		$716,409,573

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	58	September 2022	$7,387,750	$100,715
U.S. Treasury 2-Year Notes	3	September 2022	630,047	(1,811)
U.S. Treasury 5-Year Notes	40	September 2022	4,490,000	40,630
U.S. Treasury Long Bonds	46	September 2022	6,376,750	90,504
U.S. Treasury Ultra Bonds	28	September 2022	4,321,625	61,477
			$23,206,172	$291,515
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	98	September 2022	$11,616,063	$(170,837)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$9,000,000	$554	$888,958	$889,512
CPURNSA	Receive	2.30%	2/24/26	$9,000,000	555	891,071	891,626
					$1,109	$1,780,029	$1,781,138

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,769,953.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,030,945, which represented 3.6% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	367,957,128	—
U.S. Government Agency Mortgage-Backed Securities	—	236,957,657	—
Collateralized Mortgage Obligations	—	68,398,067	—
Asset-Backed Securities	—	52,057,238	—
U.S. Government Agency Securities	—	17,862,717	—
Municipal Securities	—	2,755,296	—
Short-Term Investments	—	927,922	—
	—	746,916,025	—
Other Financial Instruments
Futures Contracts	293,326	—	—
Swap Agreements	—	1,781,138	—
	293,326	1,781,138	—
Liabilities
Other Financial Instruments
Futures Contracts	172,648	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.